Stock-Based Compensation (Details Narrative) (10-K) - USD ($)			6 Months Ended		12 Months Ended
	Jan. 02, 2020	Jul. 23, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock options outstanding			72,000		64,000	100,000	95,000
Stock options, issued			20,000		20,000	29,000
Share price			$ 5.53		$ 5.89	$ 25.20
Stock option, grant date fair value			$ 4.45	$ 10.07	$ 4.32	$ 17.70
Unrecognized compensation cost, stock option					$ 177,000
Unrecognized over years					2 years 2 months 5 days
Unrecognized compensation cost, restricted stock
Stock-based compensation					$ 107,000	$ 391,000
Non-Employee Directors One [Member]
Stock options, issued		3,000
Share price		$ 4.50
Non-Employee Directors Two [Member]
Stock options, issued		3,000
Share price		$ 4.50
Non-Employee Directors Three [Member]
Stock options, issued		3,000
Share price		$ 4.50
Non-Employee Directors Four [Member]
Stock options, issued		3,000
Share price		$ 4.50
Non-Employee Directors Five [Member]
Stock options, issued		3,000
Share price		$ 4.50
Two Executives [Member]
Stock options, issued	20,000
Share price	$ 5.53
Stock option, grant date fair value	$ 4.45
Two Executives [Member] | Subsequent Event [Member]
Stock options, issued	20,000
Share price	$ 5.53
Stock option, grant date fair value	$ 4.45
2008 Stock Option Plan and 2011 Equity Incentive Plan [Member]
Number of shares of common stock					18,000
2008 Stock Option Plan and 2011 Equity Incentive Plan [Member] | Maximum [Member]
Option granted term			10 years		10 years
2011 Equity Incentive Plan [Member]
Number of shares of common stock					105,000
Shares available for future awards			25,000		33,000
Stock Option Plans [Member]
Stock options outstanding					1,000
Restricted stock, shares					12,000